Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income) at applicable tax rate	$ 0	$ 0	$ 0
Withholding tax	11	0	34
Unrecognized deferred tax asset	3,708	3,355
Profit (loss), attributable to owners of parent	(1,448)	250	1,350
Deferred tax assets	292	353
Deferred tax liabilities with joint ventrures		0
Current income tax receivable	1
Current income tax payable	14	14
Unused Capital Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	713	1,169
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58	58
Unused Investment Allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 843	843
Republic of Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets realized (as a percent)	100.00%
Tax expense (income) at applicable tax rate			$ 64
Current income tax payable	$ 9	9
Uncertain tax provisions	8	9
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss), attributable to owners of parent	1,132	1,182
Trade tax losses	$ 851	898
Maximum operating loss carryforwards (as a percent)	60.00%
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	$ 3	3
Uncertain tax provisions	0	0
United States of America | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	7,307	8,066
United States of America | Unused Tax Credits Due to Expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	5,762
United States of America | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	157	146
CALIFORNIA | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	822	854
CALIFORNIA | Unused Research and Development Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	17	15
Other states | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward	885	963
NEW YORK | Nonrefundable New York Empire Zone
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	1,115	1,115
Texas, Minnesota, Vermont, North Carolina, and New Jersey | Operating Loss Carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	8	8
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax payable	2	2
Uncertain tax provisions	$ 0	$ 3